Pabrai Wagons Fund
Schedule of Investments
September 30, 2024 (Unaudited)

COMMON STOCKS - 99.3%	Shares	Value
Beverages - 6.7%
Turkey - 6.7%
Anadolu Efes Biracilik Ve Malt Sanayii AS	240,900	$1,382,771
Coca-Cola Icecek AS	842,567	1,404,381
		2,787,152
Total Beverages		2,787,152

Capital Markets - 12.0%
India - 12.0%
Edelweiss Financial Services Ltd.	2,918,000	4,941,438

Financial Services - 0.7%
United States - 0.7%
Berkshire Hathaway, Inc. - Class B (a)	630	289,964

Household Durables - 11.9%
United States - 11.9%
PulteGroup, Inc.	11,779	1,690,640
Toll Brothers, Inc.	10,711	1,654,742
Tri Pointe Homes, Inc. (a)	34,552	1,565,551
		4,910,933
Total Household Durables		4,910,933

Industrial Conglomerates - 3.5%
Turkey - 3.5%
AG Anadolu Grubu Holding AS	156,988	1,428,205

Marine Transportation - 4.6%
Greece - 4.6%
Danaos Corp.	20,352	1,765,333
Euroseas Ltd.	3,053	149,139
		1,914,472
Total Marine Transportation		1,914,472

Metals & Mining - 18.5%
Mongolia - 1.0%
Mongolian Mining Corp. (a)	354,000	409,606
		$–
United States - 17.5%
Alpha Metallurgical Resources, Inc.	15,812	3,734,478
Arch Resources, Inc.	12,345	1,705,585
Warrior Met Coal, Inc.	28,462	1,818,722
		7,258,785
Total Metals & Mining		7,668,391

Oil, Gas & Consumable Fuels - 10.3%
United States - 10.3%
CONSOL Energy, Inc.	40,710	4,260,301

Specialty Retail - 16.1%
United States - 16.1%
Asbury Automotive Group, Inc. (a)	6,925	1,652,236
AutoNation, Inc. (a)	9,087	1,625,846
Group 1 Automotive, Inc.	4,188	1,604,171
Lithia Motors, Inc.	5,576	1,771,161
		6,653,414
Total Specialty Retail		6,653,414

Transportation Infrastructure - 15.0%
Turkey - 15.0%
TAV Havalimanlari Holding AS (a)	847,600	6,180,698
TOTAL COMMON STOCKS (Cost $38,428,229)		41,034,968

CONVERTIBLE BONDS - 0.1%	Par	Value
Passenger Airlines - 0.1%
United States - 0.1%
Spirit Airlines, Inc., 1.00%, 05/15/2026	150,000	46,725
TOTAL CONVERTIBLE BONDS (Cost $80,800)		46,725

SHORT-TERM INVESTMENTS - 1.5%
Money Market Funds - 1.5%	Shares
First American Treasury Obligations Fund - Class X, 4.79% (b)	633,319	633,319
TOTAL SHORT-TERM INVESTMENTS (Cost $633,319)		633,319

TOTAL INVESTMENTS - 100.9% (Cost $39,142,348)		41,715,012
Liabilities in Excess of Other Assets - (0.9)%		(355,586)
TOTAL NET ASSETS - 100.0%		$41,359,426

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

AG - Aktiengesellschaft

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.

Summary of Fair Value Disclosure as of September 30, 2024 (Unaudited)

Pabrai Wagons Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$26,692,250	$14,342,718	$–	$41,034,968
Convertible Bonds	–	46,725	–	46,725
Money Market Funds	633,319	–	–	633,319
Total Investments	$27,325,569	$14,389,443	$–	$41,715,012

Refer to the Schedule of Investments for further disaggregation of investment categories.

Allocation of Portfolio Holdings by Country as of September 30, 2024
(% of Net Assets)
United States	$24,053,441	58.1%
Turkey	10,396,055	25.2
India	4,941,438	12.0
Greece	1,914,472	4.6
Mongolia	409,606	1.0
Liabilities in Excess of Other Assets	(355,586)	(0.9)
	$41,359,426	100.0%